Borrowings, Maturity of Borrowings (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Borrowings, maturities [Abstract]
Debt principal repayment	$ 4,670.7	$ 4,845.9
Interest payment on debt	805.5	1,089.7
Borrowings maturity	5,580.5	6,086.6
Within One Year [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	0.0	50.3
Interest payment on debt	209.2	229.6
Borrowings maturity	209.2	279.9
1-3 Years [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	1,431.7	100.7
Interest payment on debt	360.6	452.6
Borrowings maturity	1,792.3	553.3
In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	209.2	278.1
In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,583.3	275.2
In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	179.1	1,652.5
3-5 Years [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	3,343.3	1,528.8
Interest payment on debt	235.7	310.9
Borrowings maturity	3,579.0	1,839.7
In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	3,399.7	187.2
In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	0.0	3,317.1
Interest payment on debt	0.0	96.6
Borrowings maturity	0.0	3,413.7
Bank Loan Secured [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	4,775.0	4,996.9	$ 1,595.2
Term Loan B-2 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	1,414.7	1,503.8	1,515.2
Borrowings maturity	1,542.9	1,713.1
Term Loan B-2 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	61.6	84.3
Term Loan B-2 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	61.5	83.8
Term Loan B-2 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,419.8	82.9
Term Loan B-2 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	1,462.1
Term Loan B-2 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	0.0
Term Loan B-2 [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	0.0
Term Loan B-3 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	368.2	382.1	0.0
Borrowings maturity	446.5	484.2
Term Loan B-3 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	17.0	22.4
Term Loan B-3 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	16.9	22.2
Term Loan B-3 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	18.5	22.0
Term Loan B-3 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	20.6	21.8
Term Loan B-3 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	373.5	21.6
Term Loan B-3 [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	374.2
Seattle Spinco Term Loan B [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	2,486.3	2,580.5	0.0
Borrowings maturity	3,015.0	3,270.3
Seattle Spinco Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	114.6	151.2
Seattle Spinco Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	114.3	150.2
Seattle Spinco Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	124.1	148.6
Seattle Spinco Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	139.4	147.4
Seattle Spinco Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	2,522.6	146.1
Seattle Spinco Term Loan B [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	2,526.8
Euro Term Loan B [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	505.8	530.5	0.0
Borrowings maturity	570.7	611.7
Euro Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	14.1	20.1
Euro Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	14.6	20.0
Euro Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19.3	19.8
Euro Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	19.1	19.6
Euro Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	503.6	19.5
Euro Term Loan B [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	512.7
Revolving Facility [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	0.0	0.0	$ 80.0
Borrowings maturity	5.4	7.3
Revolving Facility [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1.9	1.9
Revolving Facility [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1.9	1.9
Revolving Facility [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1.6	1.9
Revolving Facility [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	1.6
Revolving Facility [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0	0.0
Revolving Facility [Member] | In More Than Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	$ 0.0	$ 0.0